Benefit Plans - Asset Allocation for the Pension Plan by Asset Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Contributions by Employer	$ 0	$ 0
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Expected Return on Plan Assets, Percentage	7.00%	7.25%
Equity securities
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	84.00%	85.00%
Fixed income and cash equivalents
Defined Benefit Plan, Information about Plan Assets [Abstract]
Actual Plan Asset Allocations	16.00%	15.00%